Document and Entity Information	Dec. 23, 2021
Cover [Abstract]
Entity Registrant Name	ZIX CORP
Amendment Flag	false
Entity Central Index Key	0000855612
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Incorporation State Country Code	TX
Entity File Number	0-17995
Entity Tax Identification Number	75-2216818
Entity Address, Address Line One	2711 North Haskell Avenue
Entity Address, Address Line Two	Suite 2300
Entity Address, Address Line Three	LB 36
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204-2960
City Area Code	(214)
Local Phone Number	370-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZIXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false